Statement of Cash Flows - USD ($)		9 Months Ended
	Jan. 22, 2021	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (604)	$ (7,805,910)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(16,166)
Changes in fair value of warrant liability		3,819,820
Transaction costs allocated to warrant liabilities		600,571
Changes in operating assets and liabilities:
Prepaid expenses		(917,988)
Accrued Expenses	604	2,268,718
Net cash used in operating activities	0	(2,050,955)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(253,765,980)
Net cash used in investing activities		(253,765,980)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		248,690,660
Proceeds from sale of Private Placements Warrants		7,650,320
Repayment of promissory note - related party		(88,142)
Payment of offering costs		(316,300)
Net cash provided by financing activities		255,936,538
Net Change in Cash	0	119,603
Cash - Beginning of period	0	0
Cash – End of period	0	119,603
Non-Cash investing and financing activities:
Deferred offering costs included in accrued offering costs	75,000
Offering costs paid by Sponsor in exchange for issuance of founder shares	$ 25,000	25,000
Offering costs paid through promissory note		88,142
Deferred underwriting fee payable		8,881,809
Forfeiture of Founder Shares		$ (13)